Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value in three broad levels as follows:
Level 1 – quoted prices in active markets for identical assets or liabilities
Level 2 – quoted prices for similar assets and liabilities in active markets or inputs that are observable
Level 3 – inputs that are unobservable (for example cash flow modeling inputs based on assumptions) and significant to the fair value measurement.
The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
The following tables summarize investment assets measured at fair value at December 31, 2025 and 2024. During the years presented, there have been no transfers of assets between Levels 1, 2 and 3 as defined above:

Investment Assets at Fair Value at December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$22,405,910	$—	$—	$22,405,910
Self-Directed Brokerage Account	83,532,436	—	—	83,532,436
Linde Stock	626,051,633	—	—	626,051,633
Total Investments, at Fair Value	$731,989,979	—	—	731,989,979
Common Trusts*				2,216,356,850
Total Fair Value Investments				$2,948,346,829

Investment Assets at Fair Value at December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$59,584,006	—	—	$59,584,006
Self-Directed Brokerage Account	74,075,697	—	—	74,075,697
Linde Stock	661,053,870	—	—	661,053,870
Total Investments, at Fair Value	$794,713,573	—	—	794,713,573
Common Trusts*				1,933,890,127
Total Fair Value Investments				$2,728,603,700

* Common trusts are measured using the Net Asset Value (“NAV”) as a practical expedient for fair value as permissible under ASC Topic 820 and have not been categorized in the fair value hierarchy. Common trust NAVs are provided by the trustee and are determined by reference to the fair value of the underlying securities of the trust, less its liabilities, which are valued primarily through the use of directly or indirectly observable inputs. Depending on the common trust, underlying securities may include marketable equity securities with small, moderate, or large market capitalizations; international marketable equity securities and other investments; domestic fixed income securities; money market funds; or investment contracts issued by insurance companies and other financial institutions.

There are no plan liabilities required to be recorded at fair value at December 31, 2025 and 2024.

The following is a description of the valuation methodologies for the Plan assets measured at fair value. There have been no changes to the methodologies used at December 31, 2025 and 2024.
Mutual Funds – This class primarily consists of publicly traded funds of registered investment companies. The mutual funds invest primarily in fixed income securities within the domestic market. The fair value of mutual fund investments is determined by reference to the fair value of the underlying securities of the mutual funds. The net asset value of the mutual fund’s shares is the closing price as quoted on the exchange where the fund is traded and, therefore, classified as Level 1 within the valuation hierarchy.
Self-Directed Brokerage Account – This investment option primarily consists of publicly traded funds of registered investment companies. The participants have the ability to invest in Fidelity managed mutual funds and non-Fidelity managed mutual funds available through Fidelity. The fair value of the self-directed brokerage account is determined by reference to the fair value of the underlying securities within the self-directed brokerage account. The underlying investments held in the self-directed brokerage account are valued at the closing price as quoted on the exchange where the underlying securities are traded and are therefore classified as Level 1 within the valuation hierarchy.
Linde Stock – Linde Stock is classified as Level 1 within the valuation hierarchy as of December 31, 2025 and 2024. Linde plc ordinary shares are valued at the quoted closing market price from the Nasdaq Stock Exchange, under the ticker symbol “LIN”.